S000003882 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	2.96%	1.87%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	2.77%	1.70%